EXPLORATION AND EVALUATION ASSETS - Acquisition of Maritime exploration properties and mining interests (Details)	Nov. 13, 2025 CAD ($) item oz	Jul. 29, 2024	Jul. 09, 2024
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)		1.60%
Royalties payable on commercial production percentage			1.00%
Green Bay Project
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%
Net smelter return ("NSR") royalties (as a percent)	2.50%
Percentage of NSR purchased	1.50%
Purchase of NSR, Amount	$ 1,000,000
Green Bay Project | Newfoundland
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	1.00%
Green Bay Project | Sprucy Pond Property
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	1.00%
Percentage of NSR purchased	50.00%
Purchase of NSR, Amount	$ 500,000
Green Bay Project | Inomin property
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	1.00%
Percentage of NSR purchased	100.00%
Purchase of NSR, Amount	$ 500,000
Whisker Valley project
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%
Whisker Valley project | Whisker Valley project
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	2.50%
Percentage of NSR purchased	1.00%
Purchase of NSR, Amount	$ 1,000,000
Whisker Valley project | Mineral property Whisker Valley property.
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	1.00%
Percentage of NSR purchased	50.00%
Purchase of NSR, Amount	$ 500,000
Whisker Valley project | Strugglers Pond and El Strato properties
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	2.00%
Percentage of NSR purchased	1.00%
Purchase of NSR, Amount	$ 1,000,000
Gull Ridge project
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%
Point Rousse project
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses	100.00%
Payment of interest on net profits	7.50%
Point Rousse project | Stog'er Tight property
EXPLORATION AND EVALUATION ASSETS
Royalties payable on commercial production percentage	3.00%
Point Rousse project | Argyle property
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	3.00%
Capped amount of NSR	$ 3,000,000
Number of Mineral Licenses | item	4
Decreasing to the aggregate limit (in percent)	1.00%
Volume of gold, decreasing aggregate limit | oz	200,000
Point Rousse project | Argyle property | Average price of gold less than USD 2000
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	3.00%
Average price of gold	$ 2,000
Point Rousse project | Argyle property | Average price of gold exceeds USD 2000
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	4.00%
Average price of gold	$ 2,000